Consolidated Statements of Equity - USD ($) $ in Thousands		Total		Galaxy Digital Inc.	Common Stock Galaxy Digital Inc.	Additional Paid in Capital Galaxy Digital Inc.	Retained Earnings Galaxy Digital Inc.
Beginning balance (in shares) at Dec. 31, 2022					1,000,000
Beginning balance at Dec. 31, 2022				$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization				5		5
Net Income (Loss)				$ (2)			(2)
Ending balance (in shares) at Dec. 31, 2023				100	1,000,000
Ending balance at Dec. 31, 2023				$ 3	$ 0	5	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		$ 229,201
Beginning balance (in shares) at Dec. 31, 2023				100	1,000,000
Beginning balance at Dec. 31, 2023				$ 3	$ 0	5	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)				$ (2)			(2)
Ending balance (in shares) at Dec. 31, 2024				100	1,000,000
Ending balance at Dec. 31, 2024		2,194,352	[1]	$ 1	$ 0	$ 5	$ (4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		(33,330)
Net Income (Loss)		240,316
Ending balance at Sep. 30, 2025	[1]	1,762,366
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		505,057
Ending balance at Sep. 30, 2025	[1]	$ 1,762,366

[1]	For periods prior to the Reorganization Transactions, represents total GDH LP Unit Holders’ Capital.